Consolidated Income Statements - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating revenue (Note 23)
Passenger revenue	R$ 6,695.3	R$ 5,786.8	R$ 5,575.3
Other revenue	1,094.2	883.1	682.5
Net revenue	7,789.5	6,669.9	6,257.8
Operating expenses
Aircraft fuel	(1,848.2)	(1,560.2)	(1,917.6)
Salaries, wages and benefits	(1,296.2)	(1,091.9)	(1,042.1)
Aircraft and other rent	(1,181.7)	(1,160.9)	(1,171.3)
Landing fees	(490.6)	(442.7)	(382.6)
Traffic and customer servicing	(357.8)	(327.3)	(307.9)
Sales and marketing	(309.5)	(276.2)	(258.2)
Maintenance materials and repairs	(568.1)	(708.7)	(643.9)
Depreciation and amortization	(299.8)	(301.2)	(218.0)
Other operating expenses, net (Note 25)	(572.5)	(456.5)	(483.8)
Total operating expenses	(6,924.4)	(6,325.6)	(6,425.4)
Operating income (loss)	865.1	344.3	(167.6)
Financial result (Note 24)
Financial income	94.8	51.1	43.2
Financial expense	(524.0)	(731.2)	(685.9)
Derivative financial instruments, net	(90.4)	10.8	(82.8)
Foreign currency exchange, net	57.9	179.7	(184.3)
Financial result	(461.7)	(489.6)	(909.8)
Result from related parties transactions, net (Note 12d)	194.4	163.0
Net income (loss) before income tax and social contribution	597.8	17.7	(1,077.4)
Income tax and social contribution (Note 16)	2.9	8.7	(1.4)
Deferred income tax and social contribution	(71.7)	(152.7)	3.9
Net income (loss)	R$ 529.0	R$ (126.3)	R$ (1,074.9)
Common shares
Financial result (Note 24)
Basic net income (loss) per share (Note 20)	R$ 0.02	R$ (0.01)	R$ (0.07)
Diluted net income (loss) per share (Note 20)	0.02	(0.01)	(0.07)
Preferred shares
Financial result (Note 24)
Basic net income (loss) per share (Note 20)	1.68	(0.55)	(5.42)
Diluted net income (loss) per share (Note 20)	R$ 1.64	R$ (0.55)	R$ (5.42)